STOCK OPTIONS (Details 2) - Employee Stock Option [Member] - $ / shares	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.22	$ 0.74	$ 0.52	$ 0.19	$ 0
Number of Options	3,925,707	1,198,000	416,667	1,310,665	0
Number of Exercisable Options	3,555,580
Stock Option One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.165
Number of Options	531,606
Expiry Date	Apr. 01, 2021
Number of Exercisable Options	354,404
Stock Option Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.23
Number of Options	159,377
Expiry Date	Jun. 20, 2021
Number of Exercisable Options	123,727
Stock Option Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.23
Number of Options	2,972,592
Expiry Date	Jul. 01, 2021
Number of Exercisable Options	2,972,592
Stock Option Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.23
Number of Options	262,132
Expiry Date	Feb. 17, 2022
Number of Exercisable Options	104,857